Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss	$ (20,729,000)	$ (29,964,000)	$ (28,526,000)
Reconciliation of net loss to net cash used in operating activities:
Depreciation	115,000	148,000	123,000
Amortization of premium/discount on available-for-sale securities	(51,000)	(2,000)	131,000
Unrealized loss on forward foreign currency contracts included in net income			(127,000)
Foreign currency remeasurement (loss)/gain	(25,000)	(173,000)	76,000
Stock-based compensation	3,429,000	3,227,000	3,343,000
Changes in:
Prepaid expenses and other assets	141,000	297,000	246,000
Interest receivable	49,000	(46,000)	(26,000)
Accounts payable and accrued expenses	(6,162,000)	4,161,000	1,073,000
Net cash used in operating activities	(23,233,000)	(22,352,000)	(23,687,000)
Investing activities
Purchases of available-for-sale investments	(15,443,000)	(32,942,000)	(39,756,000)
Proceeds from maturities of available-for-sale investments	31,990,000	16,878,000	59,943,000
Proceeds from sale of available-for-sale investments	1,999,000
Purchase of property and equipment	(119,000)	(35,000)	(271,000)
Net cash provided by investing activities	18,427,000	(16,099,000)	19,916,000
Financing activities
Proceeds from issuance of common stock, net of issuance costs	2,853,000	1,288,000
Proceeds from the issuance of Series A Convertible Preferred Stock, net of issuance costs		21,523,000
Proceeds from issuance of common stock under ESPP	132,000	130,000	11,000
Exercise of stock options		108,000	197,000
Net cash provided by financing activities	2,985,000	23,049,000	208,000
Effect of exchange rate changes on cash	22,000	180,000	(76,000)
Decrease in cash, cash equivalents and restricted cash	(1,799,000)	(15,222,000)	(3,639,000)
Cash, cash equivalents and restricted cash, beginning of period	21,192,000	36,414,000	40,045,000
Cash, cash equivalents and restricted cash, end of period	19,393,000	21,192,000	36,414,000
Supplemental disclosure of non-cash investing and financing activities
Accretion of convertible preferred stock		$ 6,747,000